Loans and Allowance for Credit Losses, PCI, by FICO Score, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
PCI Loans Carrying Value [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	$ 16,731	$ 19,971
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	16,018	19,190
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	36	69
PCI Loans Carrying Value [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	16,054	19,259
PCI Loans UPB [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	20,803	24,135
PCI Loans UPB [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	192	229
PCI Loans UPB [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	20,995	24,364
FICO less than 600 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	4,292	5,737
FICO less than 600 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	46	52
FICO less than 600 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	4,338	5,789
FICO 600-639 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	3,001	4,754
FICO 600-639 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	26	38
FICO 600-639 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	3,027	4,792
FICO 640-679 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	3,972	6,208
FICO 640-679 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	35	48
FICO 640-679 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	4,007	6,256
FICO 680-719 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	3,170	4,283
FICO 680-719 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	37	43
FICO 680-719 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	3,207	4,326
FICO 720-759 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	1,767	1,914
FICO 720-759 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	24	24
FICO 720-759 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	1,791	1,938
FICO 760-799 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	962	910
FICO 760-799 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	15	13
FICO 760-799 [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	977	923
FICO 800 or more [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	254	241
FICO 800 or more [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	4	3
FICO 800 or more [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	258	244
No FICO available [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	3,385	88
No FICO available [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	5	8
No FICO available [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	$ 3,390	$ 96